Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill by business segment for the years ended December 31, 2012 and 2011, are presented in the table below:

(in Millions)	FMC Agricultural Solutions	FMC Health and Nutrition	FMC Minerals	FMC Peroxygens	Total
Balance, December 31, 2010	$2.8	$191.0	$—	$0.6	$194.4
Acquisitions	9.6	8.9	—	16.2	34.7
Foreign currency adjustments	—	(2.9)	—	(0.3)	(3.2)
Balance, December 31, 2011	$12.4	$197.0	$—	$16.5	$225.9
Acquisitions	19.5	42.9	—	—	62.4
Foreign currency adjustments	0.2	6.3	—	0.4	6.9
Purchase price allocation adjustments (See Note 3)	(1.1)	0.4	—	(0.1)	(0.8)
Balance, December 31, 2012	$31.0	$246.6	$—	$16.8	$294.4

Our intangible assets, other than goodwill, consist of the following:

		December 31, 2012			December 31, 2011
(in Millions)	Weighted avg. useful life at December 31, 2012	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization (finite-lived)
Customer relationships	19 years	$131.4	$(8.6)	$122.8	$102.0	$(2.2)	$99.8
Patents	13 years	0.6	(0.2)	0.4	0.6	(0.1)	0.5
Trademarks and trade names	4 years	1.5	(0.2)	1.3	0.2	—	0.2
Purchased and licensed technologies	12 years	63.6	(14.4)	49.2	54.6	(9.9)	44.7
Other intangibles	13 years	4.9	(1.9)	3.0	4.1	(1.0)	3.1
		$202.0	$(25.3)	$176.7	$161.5	$(13.2)	$148.3

Intangible assets not subject to amortization (indefinite life)
Trademarks and trade names	$36.3		$36.3	$36.3		$36.3
In-process research & development	2.7		2.7	2.7		2.7
	$39.0		$39.0	$39.0		$39.0
Total intangible assets	$241.0	$(25.3)	$215.7	$200.5	$(13.2)	$187.3

The increase in both finite-lived and indefinite life intangible assets during the year ended December 31, 2012 was primarily due to the acquisitions completed during 2012 as further described in Note 3.
At December 31, 2012, the finite-lived and indefinite life intangibles were allocated among our business segments as follows:

(in Millions)	Finite-lived	Indefinite life
FMC Agricultural Solutions	$112.2	$35.2
FMC Health and Nutrition	53.9	3.2
FMC Minerals	1.2	—
FMC Peroxygens	9.4	0.6
Total	$176.7	$39.0

Amortization related to intangible assets was not significant in the periods presented. The estimated pre-tax amortization expense for each of the five years ended December 31, 2013 to 2017 is $12.8 million, $12.0 million, $11.8 million, $10.4 million and $9.9 million, respectively.